Total Capital and Net Income Per Common Unit - Additional Information - Net (Loss) Income Per Common Unit (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Earning Per Share [Line Items]
Limited partners' interest in net (loss) income	$ (110,679)	$ 93,282	$ (125,536)	$ 69,573
Limited partners' interest in deemed dividend on exchange of Series C Preferred Units			20,644
Limited partners' interest in net (loss) income for basic and diluted net (loss) income per common unit	$ (127,408)	$ 93,282	$ (142,265)	$ 69,573
Weighted average number of common units	107,794,323	92,413,598	107,424,853	92,402,772
Dilutive effect of unit based compensation	0	43,882	0	67,828
Common units and common unit equivalents	107,794,323	92,457,480	107,424,853	92,470,600
Limited partner's interest in net (loss) income per common unit
- basic (usd per share)	$ (1.18)	$ 1.01	$ (1.32)	$ 0.75
- diluted (usd per share)	$ (1.18)	$ 1.01	$ (1.32)	$ 0.75
Distributions payable and paid on the preferred units	$ 10,314	$ 2,719	$ 21,064	$ 5,438
Antidilutive securities excluded from computation of earnings per share, units	42,600,000	0
Below cash distribution per unit	$ 0.35		$ 0.35
Exceeded cash distributions per unit		$ 0.4025		$ 0.4025
Limited Partner [Member]
Earning Per Share [Line Items]
Limited partners' interest in additional consideration for induced conversion of Series C Preferred Units	$ (36,960)	$ 0	$ (36,960)	$ 0
Limited partners' interest in deemed dividend on exchange of Series C Preferred Units	$ 20,231	$ 0	$ 20,231	$ 0